SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,931,839	$ 1,931,839	$ 1,931,839
Less: accumulated depreciation	(1,912,148)	(1,822,822)	(1,730,344)
Property and equipment, net	19,691	109,017	201,495
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,499,535	1,499,535	1,499,535
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	323,675	323,675	323,675
Support Equipment and Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	93,049	93,049	93,049
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,605	5,605	5,605
Housing and Welfare [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,312	4,312	4,312
Furniture And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,013	4,013	4,013
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,650	$ 1,650	$ 1,650